Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 25 – SUBSEQUENT EVENTS

On May 15, 2023, the Board approved and adopted the Company’s 2023 Share Incentive Plan which has 6,000,000 shares (600,000 shares retrospectively adjusted for effect of reverse stock split on September 25, 2023). On July 21, 2023, the Company granted 2,600,000 ordinary shares of $0.02 par value per share (260,000 shares of par value $0.2 per share retrospectively adjusted for effect of reverse stock split on September 25, 2023) to its directors as their compensations under the 2023 Share Incentive Plan.

On July 21, 2023, the Company entered into a securities purchase agreement with certain purchasers, pursuant which the Company will sell to the purchasers in a registered direct offering, an aggregate of 107,317,074 ordinary shares of par value $0.02 per share (10,731,707 ordinary shares of par value $0.2 per share retrospectively adjusted for effect of reverse stock split on September 25, 2023) for aggregate gross proceeds of $12,000,000, before deducting offering expenses. On July 25, 2023, the Company closed the registered direct offering.

Reverse stock split

On September 22, 2023, the Company announced the effect of a one-for ten reverse stock split of its ordinary shares approved by the Company’s Extraordinary General Meeting of Shareholders with the market effective on September 25, 2023, such that the par value of each ordinary share is increased from US$0.02 to US$0.2. As a result of the one-for-ten reverse stock split, each ten pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

In accordance with ASC 855-10, the Company evaluated all events and transactions that occurred after June 30, 2023 up through the date the Company issued these financial statements on October 31, 2023 and concluded that no other material subsequent events except for the disclosed above.